Bank borrowings- General (Details) ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	May. 31, 2016 USD ($)	Mar. 31, 2016 USD ($) item	Aug. 31, 2014 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014	Mar. 31, 2016 CNY (¥)
Bank borrowings
Long-term borrowings		$ 290		$ 290	¥ 1,609		¥ 1,871
Current bank borrowings		$ 667		$ 667	1,990		4,304
Bank borrowings
Bank borrowings
Current bank borrowings							4,304
Total borrowings					3,599		6,175
Long-term borrowings | Bank loans
Bank borrowings
Long-term borrowings					¥ 1,609		1,871
Weighted average interest rate for the year				4.90%	5.90%	6.70%
Long-term borrowings | Bank loans | Land use rights and construction in progress
Bank borrowings
Collateral amount pledged					¥ 2,216		3,583
Short-term borrowings | Bank loans
Bank borrowings
Current bank borrowings					¥ 1,990		¥ 4,304
Short-term borrowings | Bank loans | Minimum
Bank borrowings
Interest rates		4.00%		4.00%	2.00%		4.00%
Short-term borrowings | Bank loans | Maximum
Bank borrowings
Interest rates		7.10%		7.10%	11.60%		7.10%
US$3.0 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $			$ 3,000
US$3.0 billion revolving credit facility agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate (as a percent)			1.20%
Five year US$3.0 billion with subsequent upsize to $4.0 billion syndicated loan agreement | Bank facility
Bank borrowings
Maturity term		5 years
Amount of loan facility | $	$ 4,000	$ 3,000		$ 3,000
Number of lead arrangers | item		8
Five year US$3.0 billion with subsequent upsize to $4.0 billion syndicated loan agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate (as a percent)	1.10%	1.10%